Balance Sheets (Parenthetical) - $ / shares	1 Months Ended	9 Months Ended
	Jul. 31, 2022	Sep. 30, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		1,725,000	1,725,000
Common stock, shares outstanding		1,725,000	1,725,000
Ordinary share subject to forfeiture	225,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture		225,000